14. INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
U.S. Statutory rates	34.00%	34.00%
Foreign income not recognized in the U.S.	(34.00%)	(34.00%)
Dutch income tax rate	20.00%	20.00%
Equity Method Pick-Up - Symbid Holding	(9.53%)	(9.49%)
Other	(0.15%)	(0.44%)
Effective income tax rate	10.32%	10.07%
Effect on valuation allowance	(10.32%)	(10.07%)
Effective income tax rate	0.00%	0.00%